Document and Entity Information	Jul. 30, 2025
Cover [Abstract]
Entity Registrant Name	PROTHENA CORP PUBLIC LTD CO
Amendment Flag	false
Entity Central Index Key	0001559053
Document Type	8-K
Document Period End Date	Jul. 30, 2025
Entity Incorporation State Country Code	L2
Entity File Number	001-35676
Entity Tax Identification Number	98-1111119
Entity Address, Address Line One	77 Sir John Rogerson’s Quay
Entity Address, Address Line Two	Block C
Entity Address, Address Line Three	Grand Canal Docklands
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 VK60
Entity Address, Country	IE
City Area Code	011-353-1
Local Phone Number	236-2500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value $0.01 per share
Trading Symbol	PRTA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false